Stock-Based Compensation - Summary of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share based compensation expense	$ 3,191	$ 1,924
Research and development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share based compensation expense	1,893	1,019
General and administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share based compensation expense	$ 1,298	$ 905